Deferred tax - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross tax losses and other temporary differences available for offset against future profits	£ 10,321.0	£ 7,667.4
Gross tax losses and other temporary differences, deferred tax assets that have been recognised	2,399.4	2,259.7
Unrecognised temporary differences	7,921.6	5,407.7
Losses carried forward	7,712.8	5,138.1
Temporary differences, deferred tax liabilities that have not been recognised	1,355.1	1,346.1
Expires Within One To Ten Years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	£ 92.0	£ 60.3
Bottom of Range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised temporary differences, period	1 year
Top of Range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised temporary differences, period	10 years